CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Tax on foreign currency translation adjustments
Tax on unrealized holding gains on short-term investment	541	3,498	6,892
Tax on reclassification adjustment for gains on short-term investments realized	$ 541	$ 3,498	$ 6,892